UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2006.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   FEBRUARY 13, 2007

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _6_

Form 13F Information Table Value Total:  $43,476


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

ALERIS INTL INC	             COM	14477103	3790	75000	  SH	 DEFINED	        75000	0	0
FREESCALE SEMICONDUCTOR INC  CLB	35687M206	5702	150000	  SH	 DEFINED	        150000	0	0
HCA INC	                     COM	404119109	21802	437000	  SH	 DEFINED	        437000	0	0
INTERMAGNETICS GEN CORP	     COM	458771102	1352	50000	  SH	 DEFINED	        50000	0	0
NCO GROUP INC	             COM	628858102	9138	348500	  SH	 DEFINED	        348500	0	0
NORFOLK SOUTHERN CORP	     COM	655844108	1692	38400	  SH	 DEFINED	        38400	0	0




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